Investment in a Joint Venture	6 Months Ended
Jun. 30, 2023
Investment in a Joint Venture
Investment in a Joint Venture

11.Investment in a Joint Venture

Investment in Ionblox

The movement in the investment in Ionblox, Inc (“Ionblox”) during the period was as follows:

In € thousand	Carrying Value
January 1, 2023	13,410
Share of loss in a joint venture	(1,165)
June 30, 2023	12,245